SCUDDER
                                                                     INVESTMENTS

                           Sector Funds
                           Advisor Classes A, B and C

Prospectus
--------------------------------------------------------------------------------

                           Scudder-Dreman Financial Services Fund
                           February 1, 2001, as revised June 25, 2001

                           Scudder Gold Fund
                           March 1, 2001, as revised June 25, 2001

                           Scudder Health Care Fund
                           December 29, 2000, as revised June 25, 2001

                           Scudder Technology Fund
                           February 1, 2001, as revised June 25, 2001

                           Scudder Technology Innovation Fund
                           December 29, 2000, as revised June 25, 2001



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

   How the Funds Work                      How to Invest in the Funds

     4  Scudder-Dreman Financial            35  Choosing a Share Class
        Services Fund
                                            40  How to Buy Shares
     8  Scudder Gold Fund
                                            41  How to Exchange or Sell
    12  Scudder Health Care Fund                Shares

    16  Scudder Technology Fund             42  Policies You Should Know
                                                About
    20  Scudder Technology
        Innovation Fund                     50  Understanding Distributions
                                                and Taxes
    24  Other Policies and Risks

    25  Who Manages and Oversees
        the Funds

    28  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                Class A     Class B     Class C

                              ticker symbol     KDFAX       KDFBX       KDFCX
                                fund number     084         284         384

Scudder-Dreman Financial Services Fund

formerly Kemper-Dreman Financial Services Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital appreciation. The fund normally invests at least 65% of total assets in equity securities (mainly common stocks) of financial services companies. This may include companies of any size that commit at least half of their assets to the financial services sector or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

The portfolio manager begins by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The manager assembles the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The manager may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 30% of total assets in foreign securities, and up to 35% of total assets in investment-grade debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, financial services stocks. When prices of financial services stocks fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates in a single sector increases this risk, because factors affecting that sector could affect fund performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the manager could be wrong in his analysis of companies, sectors, economic trends or other matters

o    value stocks may be out of favor for certain periods

o foreign securities tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o the bond portion of the portfolio could be hurt by rising interest rates or declines in credit quality

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for long-term investors who can accept the above-average risks of sector-specific investment and are interested in exposure to the financial services sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder-Dreman Financial Services Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1999       -4.52
2000       23.27


Best Quarter: 22.64%, Q3 2000             Worst Quarter: -13.34%, Q3 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                                  1 Year        Since Inception*
--------------------------------------------------------------------------------
Class A                                            16.18               4.76
--------------------------------------------------------------------------------
Class B                                            19.38               5.10
--------------------------------------------------------------------------------
Class C                                            22.34               6.19
--------------------------------------------------------------------------------
Index                                              26.08              10.01
--------------------------------------------------------------------------------

Index: Standard & Poors Financial Index, an unmanaged capitalization-weighted price-only index representing 11 financial industries and 74 financial companies.

*    Since 3/9/1998. Index comparison begins 3/31/1998.

In both the chart and the table, total returns would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                         Class A    Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                   5.75%        None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                  None*      4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.75%       0.75%      0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                   0.25        1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                   0.36        0.41       0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses                    1.36        2.16       2.13
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.350%, 0.400% and 0.375% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years     5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                      $706        $981       $1,277       $2,116
--------------------------------------------------------------------------------
Class B shares                       619         976        1,359        2,103
--------------------------------------------------------------------------------
Class C shares                       316         667        1,144        2,462
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                      $706        $981       $1,277       $2,116
--------------------------------------------------------------------------------
Class B shares                       219         676        1,159        2,103
--------------------------------------------------------------------------------
Class C shares                       216         667        1,144        2,462
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
                                 fund number     419         619         719

Scudder Gold Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks maximum return (principal change and income) by investing, under normal market conditions, at least 65% of total assets in common stocks and other equities of U.S. and foreign gold-related companies and in gold coin and bullion. These companies may be involved in any of several gold-related activities, such as gold exploration, mining, fabrication, processing and distribution. At all times, the fund invests at least 25% of total assets in securities related to gold and other precious metals and directly in gold and precious metals.

In deciding which types of investments to buy and sell, the portfolio managers first consider the relative attractiveness of gold compared to stocks and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand for gold and broad economic projections.

In choosing individual securities, the portfolio managers use a combination of two analytical disciplines: Bottom-up research. The managers look for companies with strong management and highly marketable securities. They also consider the ore quality of metals mined by a company, its fabrication techniques and costs and its unmined reserves, among other factors.

Growth orientation. The managers prefer companies that offer the potential for sustainable above-average revenues or earnings growth and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 35% of total assets in:stocks or high-quality debt securities of companies in precious metals and minerals operations,precious metals other than gold anddebt securities whose return is linked to precious metals prices.Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The fund will normally sell a stock when it reaches a target price or when its fundamental factors have changed.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments. The most important factor with this fund is gold prices. When gold prices fall, you should expect the value of your investment to fall as well. Gold prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, gold prices tend to be weak.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Prices of gold-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as political and economic uncertainty. These risks tend to be greater in emerging markets, so to the extent that the fund invests in emerging markets, it takes on greater risks. The fund concentrates in gold and other precious metals-related securities and is not diversified. As a result, the fund can invest a larger percentage of assets in a given stock than a diversified fund and may be subject to greater volatility than a diversified fund.

Another risk factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o    a company's exploration or extraction operations could prove unprofitable

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors interested in exposure to all areas of the gold market and who understand the risks connected with it.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Gold Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991       -7.19
1992       -9.29
1993       59.03
1994       -7.71
1995       12.86
1996       31.75
1997      -41.00
1998      -16.94
1999        8.76
2000       -9.24


Best Quarter: 36.42%, Q1 1996             Worst Quarter: -25.55%, Q4 1997

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                     -14.46               -9.69               -1.76
--------------------------------------------------------------------------------
Class B                     -12.69               -9.73               -2.18
--------------------------------------------------------------------------------
Class C                      -9.94               -9.32               -1.94
--------------------------------------------------------------------------------
Index                        -9.10               18.33               17.44
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Total returns from 1991 through 1992 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)        5.75%            None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption proceeds)   None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            1.00%           1.00%         1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25            1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.68            0.73          0.71
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.93            2.73          2.71
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $760         $1,146         $1,557        $2,699
--------------------------------------------------------------------------------
Class B shares               676          1,147          1,645         2,693
--------------------------------------------------------------------------------
Class C shares               374            841          1,435         3,041
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $760         $1,146         $1,557        $2,699
--------------------------------------------------------------------------------
Class B shares               276            847          1,445         2,693
--------------------------------------------------------------------------------
Class C shares               274            841          1,435         3,041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
                                 ticker symbol   SUHAX       SUHBX       SUHCX
                                 fund number     452         652         452

Scudder Health Care Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the health care sector. The fund will invest in securities of U.S. companies, but may invest in foreign companies as well; the companies may be of any size and commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines: Bottom-up research. The managers look for individual companies with innovative, cost-effective products and services, new tests or treatments, the ability to take advantage of demographic trends, and strong management.

Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers intend to divide the fund's holdings among the industries in the health care sector, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry.

The fund will normally sell a stock when it reaches a target price, when its fundamental factors have changed, when the managers believe other investments offer better opportunities, or in the course of adjusting its emphasis on a given health care industry.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect fund performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who are comfortable with the higher risks of a fund that focuses on an often-volatile sector and are interested in gaining exposure to the health care sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows fund performance which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Health Care Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                                 Class A
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1990        0
1991        0
1992        0
1993        0
1994        0
1995        0
1996        0
1997        0
1998        0
1999       11.10


2000 Total Return as of September 30: 69.38%

Best Quarter: 18.44%, Q4 1999                    Worst Quarter: -6.27%, Q3 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                               1 Year          Since Inception*
--------------------------------------------------------------------------------
Class A                                          4.71                9.21
--------------------------------------------------------------------------------
Class B                                          6.91               10.05
--------------------------------------------------------------------------------
Class C                                         10.24               11.93
--------------------------------------------------------------------------------
Index                                           21.03               19.24
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Since 3/2/1998. Index comparison begins 3/31/1998.

In the chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B        Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)        5.75%            None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption proceeds)   None*          4.00%          1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                            0.85%           0.85%          0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25            1.00           1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.39            0.44           0.41
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.49            2.29           2.26
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.375%, 0.425% and 0.400% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $718          $1,019         $1,341        $2,252
--------------------------------------------------------------------------------
Class B shares              632           1,015          1,425         2,241
--------------------------------------------------------------------------------
Class C shares              329             706          1,210         2,595
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $718          $1,019         $1,341        $2,252
--------------------------------------------------------------------------------
Class B shares              232             715          1,225         2,241
--------------------------------------------------------------------------------
Class C shares              229             706          1,210         2,595
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Class A     Class B     Class C

                            ticker symbol     KTCAX       KTCBX       KTCCX
                              fund number     001         201         301

Scudder Technology Fund

formerly Kemper Technology Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks growth of capital.

The fund normally invests at least 65% of total assets in common stocks of U.S. companies in the technology sector. These may include companies of any size that commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are aerospace, electronics, computers/software, medicine/biotechnology, geology and oceanography.

In choosing stocks, the portfolio managers look for individual companies that have robust and sustainable earnings growth, large and growing markets, innovative products and services and strong balance sheets, among other factors.

The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund focuses on one market sector increases this risk, because factors affecting this sector affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition, rapid product obsolescence and competing technologies.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies that may have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with three broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or C and the current applicable sales charge of Class B.

Scudder Technology Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1991         44.35
1992         -1.19
1993         11.69
1994         11.35
1995         42.77
1996         20.60
1997          7.11
1998         43.59
1999        114.28
2000        -24.31


Best Quarter: 57.80%, Q4 1999             Worst Quarter: -31.54%, Q4 2000


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                      -28.66               23.18               21.79
--------------------------------------------------------------------------------
Class B                      -26.98               23.30               21.29
--------------------------------------------------------------------------------
Class C                      -24.92               23.54               21.48
--------------------------------------------------------------------------------
Index 1                      -35.35               17.84               26.26
--------------------------------------------------------------------------------
Index 2                      -22.42               18.15               17.33
--------------------------------------------------------------------------------
Index 3                       -9.10               18.33               17.46
--------------------------------------------------------------------------------

Index 1: Hambrecht & Quist Technology Index, an unmanaged index composed of approximately 275 technology stocks, including companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 3: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                        Class A    Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                     5.75%      None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                   None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.52%     0.52%      0.52%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.22      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.23      0.43       0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      0.97      1.95       1.85
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.225%, 0.425% and 0.325% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $668        $866       $1,080       $1,696
--------------------------------------------------------------------------------
Class B shares                        598         912        1,252        1,786
--------------------------------------------------------------------------------
Class C shares                        288         582        1,001        2,169
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $668        $866       $1,080       $1,696
--------------------------------------------------------------------------------
Class B shares                        198         612        1,052        1,786
--------------------------------------------------------------------------------
Class C shares                        188         582        1,001        2,169
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C
                               ticker symbol     SRIAX       SRIBX       SRICX
                                 fund number     451         651         751

Scudder Technology Innovation Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the technology sector. The fund will invest in securities of U.S. companies, but may invest in foreign companies as well; the companies may be of any size and commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. The industries in the technology sector are computers (including software, hardware, and internet-related businesses), computer services, telecommunications and semi-conductors.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with innovative products and services, good business models, strong management, and solid positions in their core markets.

Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers intend to divide the fund's holdings among the industries in the technology sector, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry.

The fund will normally sell a stock when its earnings growth rate slows, when the managers believe other investments offer better opportunities, or in the course of adjusting its emphasis on a given technology industry.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates its investments in the industries of the technology sector increases this risk, because factors affecting that sector could affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition, rapid product obsolescence and competing technologies.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies that may have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who understand the risks of investing in a single sector that has shown above-average volatility and are interested in gaining exposure to the technology sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows fund performance, which may give some idea of risk. The table shows how fund performance compares with two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and each index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Technology Innovation Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                                 Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999    166.33

2000 Total Return as of September 30: 23.13%
Best Quarter: 71.49%, Q4 1999            Worst Quarter: 11.26%, Q3 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                      1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                               151.01                      91.97
--------------------------------------------------------------------------------
Class B                               156.28                      93.45
--------------------------------------------------------------------------------
Class C                               164.27                      96.74
--------------------------------------------------------------------------------
Index 1                                21.26                       4.15
--------------------------------------------------------------------------------
Index 2                               105.07                      51.74
--------------------------------------------------------------------------------

Index 1: Russell 2000 Index, an unmanaged, capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 2: Russell 2000 Technology Index, an unmanaged, capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.

* Since 3/2/1998. Index comparison begins 3/31/1998.

In the chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced. In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                              Class A  Class B  Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                           5.75%     None   None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption proceeds)                  None*     4.00%  1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                            0.85%     0.85%  0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                          0.25      1.00   1.00
--------------------------------------------------------------------------------
Other Expenses**                                          0.38      0.43   0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses                           1.48      2.28   2.25
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.375%, 0.425% and 0.400% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $726          $1,025          $1,345          $2,250
--------------------------------------------------------------------------------
Class B shares           631           1,012           1,420           2,230
--------------------------------------------------------------------------------
Class C shares           328             703           1,205           2,585
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $726          $1,025          $1,345          $2,250
--------------------------------------------------------------------------------
Class B shares           231             712           1,220           2,230
--------------------------------------------------------------------------------
Class C shares           228             703           1,205           2,585
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

o Certain funds may actively trade securities. This could raise transaction costs (thus lowering performance) and could mean higher taxable distributions.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already well underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds. If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

Fund Name                                            Fee Paid
---------------------------------------------------------------------
Scudder-Dreman Financial Services Fund                 0.75%
---------------------------------------------------------------------
Scudder Gold Fund                                      1.00%
---------------------------------------------------------------------
Scudder Health Care Fund                               0.85%
---------------------------------------------------------------------
Scudder Technology Fund                                0.52%
---------------------------------------------------------------------
Scudder Technology Innovation Fund                     0.85%
---------------------------------------------------------------------

Scudder Gold Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund have each entered into a new investment management agreement with the advisor. The tables below set forth the new fee rates for each fund.

Average Daily Net Assets                               Fee Rate
---------------------------------------------------------------------
Scudder Gold Fund
---------------------------------------------------------------------
Investment Management Fee effective October 2, 2000
---------------------------------------------------------------------
first $500 million                                      1.00%
---------------------------------------------------------------------
more than $500 million                                  0.95%

---------------------------------------------------------------------
Scudder Health Care Fund
---------------------------------------------------------------------
Investment Management Fee effective October 2, 2000
---------------------------------------------------------------------
first $500 million                                      0.85%
---------------------------------------------------------------------
more than $500 million                                  0.80%

---------------------------------------------------------------------
Scudder Technology Innovation Fund
---------------------------------------------------------------------
Investment Management Fee effective October 2, 2000
---------------------------------------------------------------------
first $500 million                                      0.85%
---------------------------------------------------------------------
next $500 million                                       0.80%
---------------------------------------------------------------------
next $500 million                                       0.75%
---------------------------------------------------------------------
next $500 million                                       0.70%
---------------------------------------------------------------------
more than $2 billion                                    0.65%
---------------------------------------------------------------------

The subadvisors

The subadvisor for Scudder-Dreman Financial Services Fund is Dreman Value Management, L.L.C., Red Bank, NJ. Dreman Value Management was founded in 1977 and currently manages over $5 billion in assets.

As of March 14, 2001, Zurich Scudder Investments Australia Limited, Level 42, AAP Centre, 259 George Street, Sydney NSW 2000, Australia, an affiliate of the advisor, is the subadvisor for Scudder Gold Fund. Zurich Scudder Investments Australia Limited serves as both subadvisor for mutual funds and investment advisor for certain institutional accounts. Zurich Scudder Investments Australia Limited renders investment advisory and management services including services related to the precious metals industry and related investments with regard to the portion of the fund's portfolio that is allocated to it by the advisor from time-to-time for management. The advisor has agreed to pay Zurich Scudder Investments Australia Limited a subadvisory fee of 0.35% of the value of the fund's average monthly net assets for the services provided.

The portfolio managers

The following people handle the day-to-day management of the funds.

Scudder-Dreman Financial Services Fund      Scudder Technology Fund

  David N. Dreman                             Robert L. Horton
   o Began investment career in 1957          Lead Portfolio Manager
   o Joined the fund in 1998                   o Began investment career in 1993
                                               o Joined the advisor in 1996
Scudder Gold Fund                              o Joined the fund team in 1999

  Darko Kuzmanovic                            Blair Treisman
  Co-Lead Portfolio Manager                    o Began investment career in 1994
    o Began investment career in 1983          o Joined the advisor in 1999
    o Joined the advisor in 2000               o Joined the fund team in 2000
    o Joined the fund team in 2001
                                            Scudder Technology Innovation Fund
  Nick Raffan
  Co-Lead Portfolio Manager                   J. Brooks Dougherty
   o Began investment career in 1974          Lead Portfolio Manager
   o Joined the advisor in 1995                o Began investment career in 1984
   o Joined the fund team in 2001              o Joined the advisor in 1993
                                               o Joined the fund team in 1998

Scudder Health Care Fund                      Robert L. Horton

  James E. Fenger                              o Began investment career in 1993
  Lead Portfolio Manager                       o Joined the advisor in 1996
   o Began investment career in 1984           o Joined the fund team in 1998
   o Joined the advisor in 1984
   o Joined the fund team in 1998

  Anne Carney
   o Began investment career in 1988
   o Joined the advisor in 1992
   o Joined the fund team in 1998

  Sally A. Yanchus
   o Began investment career in 1992
   o Joined the advisor in 1997
   o Joined the fund team in 1998

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Gold Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.

Scudder-Dreman Financial Services Fund -- Class A

                                                                         For the
                                                                         period
                                                                        March 9,
                                                       Year ended       1998+ to
                                                      November 30,      Nov. 30,
                                                  -------------------
                                                     2000       1999      1998
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period               $9.74      $9.65     $9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (a)                   .16        .13       .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                         .52        .06       .12
--------------------------------------------------------------------------------
  Total from investment operations                   .68        .19       .15
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                             (.15)      (.08)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions       --       (.02)       --
--------------------------------------------------------------------------------
  Total distributions                               (.15)      (.10)       --
--------------------------------------------------------------------------------
Net asset value, end of period                    $10.27      $9.74     $9.65
--------------------------------------------------------------------------------
Total return (%) (b)(c)                             7.14       1.95      1.58**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)           80,891     82,203    108,206
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)    1.47(d)    1.44      1.55*
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)     1.46(d)    1.31      1.36*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)           1.69       1.27       .55*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                            9         14         5*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return would have been lower had certain expenses not been reduced.
(c)  Total return does not reflect the effect of any sales charges.
(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.42% and 1.41%, 2.22% and 2.22% and 2.17% and 2.14%, for Class A, Class B and Class C, respectively.
*    Annualized
**   Not annualized
+  Commencement of operations

Scudder-Dreman Financial Services Fund -- Class B


                                                                        For the
                                                                        period
                                                                        March 9,
                                                         Year ended     1998+ to
                                                        November 30,    Nov. 30,
                                                    -----------------
                                                       2000      1999     1998
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $9.65     $9.59     $9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (a)                     .08       .04      (.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                              .54       .05       .10
--------------------------------------------------------------------------------
  Total from investment operations                     .62       .09       .09
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                               (.08)     (.01)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions         --      (.02)       --
--------------------------------------------------------------------------------
  Total distributions                                 (.08)     (.03)       --
--------------------------------------------------------------------------------
Net asset value, end of period                      $10.19     $9.65     $9.59
--------------------------------------------------------------------------------
Total return (%) (b)(c)                               6.28      1.08       .95**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)             84,692    89,859    99,631
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)      2.27(d)   2.22      2.29*
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)       2.27(d)   2.20      2.14*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)              .92       .38      (.23)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              9        14         5*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return would have been lower had certain expenses not been reduced.
(c)  Total return does not reflect the effect of any sales charges.
(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.42% and 1.41%, 2.22% and 2.22% and 2.17% and 2.14%, for Class A, Class B and Class C, respectively.
*    Annualized
**   Not annualized
+    Commencement of operations

Scudder-Dreman Financial Services Fund -- Class C

                                                       Year ended        For the
                                                      November 30,       period
                                                                        March 9,
                                                                        1998+ to
                                                                        Nov. 30,
                                                  -------------------
                                                     2000       1999      1998
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period               $9.69      $9.61     $9.50
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)                   .09        .04      (.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                            .52        .07       .12
--------------------------------------------------------------------------------
  Total from investment operations                   .61        .11       .11
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                             (.08)      (.01)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions       --       (.02)       --
--------------------------------------------------------------------------------
  Total distributions                               (.08)      (.03)       --
--------------------------------------------------------------------------------
Net asset value, end of period                    $10.22      $9.69     $9.61
--------------------------------------------------------------------------------
Total return (%) (b)(c)                             6.38       1.09      1.16**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)           17,865     15,590    16,324
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)    2.23(d)    2.16      2.26*
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)     2.20(d)    2.14      2.11*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)            .99        .44      (.20)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                           9          14         5*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return would have been lower had certain expenses not been reduced.
(c)  Total return does not reflect the effect of any sales charges.
(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.42% and 1.41%, 2.22% and 2.22% and 2.17% and 2.14%, for Class A, Class B and Class C, respectively.
*    Annualized
**   Not annualized
+    Commencement of operations

Scudder Technology Fund -- Class A

--------------------------------------------------------------------------------
Year ended October 31,      2000        1999       1998       1997        1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of year         $21.29      $11.17     $13.13     $13.16      $14.63
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income
  (loss) (a)                (.09)       (.06)      (.04)      (.06)       (.08)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              9.92       10.65        .82       2.14         .74
--------------------------------------------------------------------------------
  Total from investment
  operations                9.83       10.59        .78       2.08         .66
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gain on
  investment transactions  (1.94)      (1.07)     (2.14)     (2.11)      (2.13)
--------------------------------------------------------------------------------
Net asset value, end
of year                   $29.18      $21.29     $11.77     $13.13      $13.16
--------------------------------------------------------------------------------
Total return (%) (b)       47.06       94.71       8.21      17.11        7.83
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)          3,710,597   2,233,116  1,083,864  1,074,848   971,140
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)      1.00         .93        .92        .89         .89
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)       .99         .93        .92        .89         .89
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           (.30)       (.38)      (.37)      (.42)       (.62)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)   59          59        146        192         121
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return does not reflect the effect of sales charges.

Scudder Technology Fund -- Class B

--------------------------------------------------------------------------------
Year ended October 31,      2000        1999       1998      1997         1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of year         $19.62      $11.03     $12.54     $12.77      $14.39
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income
  (loss) (a)                (.36)       (.22)      (.14)      (.18)       (.19)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              9.14        9.88        .77      2.06          .70
--------------------------------------------------------------------------------
  Total from investment
  operations                8.78        9.66        .63      1.88          .51
--------------------------------------------------------------------------------
  Less distributions from:
  Net realized gain on
  investment transactions  (1.94)      (1.07)     (2.14)    (2.11)       (2.13)
--------------------------------------------------------------------------------
Net asset value, end
of year                   $26.46      $19.62     $11.03    $12.54       $12.77
--------------------------------------------------------------------------------
Total return (%) (b)       45.49       92.59       7.24      15.91        6.76
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)          1,306,843   465,164    127,238    105,299     69,712
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)      1.87        1.92       1.85      1.85         1.87
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)      1.86        1.92       1.85      1.85         1.87
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)          (1.30)      (1.37)     (1.30)    (1.38)       (1.60)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)   59          59        146       192          121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.
(b)      Total return does not reflect the effect of sales charges.

Scudder Technology Fund -- Class C

--------------------------------------------------------------------------------
Year ended October 31,            2000      1999      1998      1997      1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of year                         $19.91    $11.17    $12.64    $12.85    $14.45
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income
  (loss) (a)                      (.35)     (.21)     (.14)     (.17)     (.18)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions         9.29     10.02       .81      2.07       .71
--------------------------------------------------------------------------------
  Total from investment
  operations                      8.94      9.81       .67      1.90       .53
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gain on
  investment transactions        (1.94)    (1.07)    (2.14)    (2.11)    (2.13)
--------------------------------------------------------------------------------
Net asset value, end of year    $26.91    $19.91    $11.17    $12.64    $12.85
--------------------------------------------------------------------------------
Total return (%) (b)             45.72     92.68      7.57     15.98      6.88
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                254,681   73,285    17,500     9,572     4,127
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)            1.76      1.82      1.81      1.82      1.82
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)            1.75      1.82      1.81      1.82      1.82
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                (1.22)    (1.27)    (1.26)    (1.35)    (1.55)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         59        59       146       192       121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.
(b)      Total return does not reflect the effect of sales charges.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                     Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged  o Some investors may be able to reduce
  when you buy shares                      or eliminate their sales charges;
                                           see next page
o In most cases, no charges when you
  sell shares                            o Total annual operating expenses are
                                           lower than those for Class B or
o 0.25% service fee                        Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares         o The deferred sales charge rate falls
                                           to zero six years after purchase
o Deferred sales charge declining from
  4.00%, charged when you sell shares    o Shares automatically convert to
  you bought within the last six years     Class A six years after purchase,
                                           which means lower annual expenses
o 1.00% distribution/service fee           going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares         o The deferred sales charge rate is
                                           lower, but your shares never convert
o Deferred sales charge of 1.00%,          to Class A, so annual expenses
  charged when you sell shares you         remain higher
  bought within the last year

o 1.00% distribution/service fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                      Sales charge as a %   Sales charge as a %
Your investment        of offering price    of your net investment
------------------------------------------------------------------
Up to $50,000                 5.75                  6.10
------------------------------------------------------------------
$50,000-$99,999               4.50                  4.71
------------------------------------------------------------------
$100,000-$249,999             3.50                  3.63
------------------------------------------------------------------
$250,000-$499,999             2.60                  2.67
------------------------------------------------------------------
$500,000-$999,999             2.00                  2.04
------------------------------------------------------------------
$1 million or more     See below and next page
------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                     4.00%
---------------------------------------------------------------------
Second or third year                            3.00
---------------------------------------------------------------------
Fourth or fifth year                            2.00
---------------------------------------------------------------------
Sixth year                                      1.00
---------------------------------------------------------------------
Seventh year and later         None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts
$500 or more for IRAs                     $50 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                       o  To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
Regular mail:
The Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 45
existing accounts

--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for
                                            you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan           With an automatic withdrawal plan

o To set up regular exchanges from a     o To set up regular cash payments from
  fund account, call (800) 621-1048        a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through an automatic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold your shares. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; Scudder Gold Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to their shareholders annually in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the funds at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.
--------------------------------------------------------------------------------

Scudder Investments                       SEC
-----------------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090


SEC File Numbers
----------------------------------------------------------------
Scudder-Dreman Financial Services Fund    811-08599
Scudder Gold Fund                         811-5565
Scudder Health Care Fund                  811-2021
Scudder Technology Fund                   811-0547
Scudder Technology Innovation Fund        811-2021

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS


A member of [LOGO] Zurich Scudder Investments